Long-Term Debt - Additional Information - Other (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021 USD ($)	Dec. 31, 2021 SecurityLoan	Dec. 31, 2021 valuator	Dec. 31, 2021 loan	Dec. 31, 2020
Debt Instrument [Line Items]
Long-term Debt, Weighted Average Interest Rate, at Point in Time	5.30%					5.70%
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months		$ 259,200,000
Long-term Debt, Maturities, Repayments of Principal in Year Two		219,600,000
Long-term Debt, Maturities, Repayments of Principal in Year Three		201,300,000
Number Of Loan Agreements, Minimum Required Vessel Market Value to Loan Ratios			2		2
Number of Third Party Valuators | valuator				2
Minimum
Debt Instrument [Line Items]
Revolving credit lines maturity period (in months)	6 months
Teekay Tankers
Debt Instrument [Line Items]
Minimum level of free cash be maintained as per loan agreements		$ 35,000,000
2020 Debt Facility Maturing in December 2024
Debt Instrument [Line Items]
Percentage of debt	5.00%
Long Term Debt1 | Transportation Equipment
Debt Instrument [Line Items]
Vessel market value to loan ratio	249.00%
Vessel market value to loan minimum required ratio	125.00%
Long Term Debt2 | Transportation Equipment
Debt Instrument [Line Items]
Vessel market value to loan ratio	186.00%
Vessel market value to loan minimum required ratio	125.00%